Loan Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 29, 2018
Debt Disclosure [Abstract]
Promissory note value						$ 352,500	$ 367,500
Interest rate						3.00%	3.00%	8.00%
Maturity date						Jul. 01, 2020	Jul. 01, 2020
Accrued interest			$ 97,979		$ 73,381	$ 24,460
Loan payable - long term					620,000	620,000
Interest expense	$ 12,369	$ 12,230	$ 24,599	$ 24,460	$ 48,921	$ 24,460